GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill
Changes in the carrying amount of goodwill for the years ended December 31, 2022, 2021 and 2020 are shown below.

(Dollars in thousands)	2022	2021	2020
Balance at beginning of year	$1,000,749	$937,771	$937,771
Goodwill resulting from business combinations	758	62,978	0
Balance at end of year	$1,001,507	$1,000,749	$937,771

Schedule of Finite-Lived Intangible Assets
The gross carrying amount and accumulated amortization of other intangible assets were as follows:

(Dollars in thousands)	December 31, 2022		December 31, 2021
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Amortized intangible assets
Core deposit intangibles	$41,750	$(26,488)	$45,256	$(26,911)
Customer list	69,563	(14,457)	69,563	(8,362)
Other	14,079	(7,064)	14,589	(5,237)
Unamortized intangible assets
Mortgage servicing rights	16,536	0	15,469	0
Total	$141,928	$(48,009)	$144,877	$(40,510)

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The estimated amortization expense of intangible assets for the next five years is as follows:

(Dollars in thousands)	Intangible amortization
2023	$10,538
2024	9,195
2025	9,147
2026	9,094
2027	9,053